Selected Quarterly Financial Data - Schedule of Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Selected Quarterly Financial Information [Abstract]
Loss on extinguishment of debt	$ 7,400,000	$ 20,700,000	$ 7,390,000	$ 20,744,000
Redemption of Senior Notes			132,500,000
Bain Capital [Member]
Selected Quarterly Financial Information [Abstract]
Payment for termination of Advisory Agreement			23,300,000		23,300,000
Dow [Member]
Selected Quarterly Financial Information [Abstract]
Payment for termination of Advisory Agreement			32,500,000		32,500,000
Senior Notes [Member]
Selected Quarterly Financial Information [Abstract]
Loss on extinguishment of debt			7,400,000
Redemption of Senior Notes	$ 132,500,000		$ 132,500,000